Interest income and finance expense	12 Months Ended
Dec. 31, 2024
Finance expense
Interest income and finance expense	5. Interest income and finance expense

Accounting policy
Interest income comprises interest income on cash deposits, rehabilitation obligation funds, the right of recovery asset and other assets.
Interest income is recognised using the effective interest method. Interest income on funds specifically borrowed for the purpose of constructing a qualifying asset is offset against the related interest expense capitalised to the relevant item.
Finance expense comprises interest on borrowings, lease liabilities, environmental rehabilitation obligation, occupational healthcare obligation, deferred payment, deferred revenue, deferred consideration, Marikana dividend obligation and other interest and is offset by borrowing costs capitalised on qualifying assets where applicable.
Interest payable on borrowings is recognised in profit or loss over the term of the borrowings using the effective interest method. Cash flows from interest paid are classified under operating activities in the statement of cash flows.
The difference between interest income and finance expense in this note and the statement of cash flows is due to the exclusion of the non-cash items.

5.1  Interest income

Figures in million – SA rand	Note	2024	2023	2022
Interest received on cash deposits		882	998	910
Interest received on rehabilitation obligation funds	21	404	339	235
Interest on right of recovery asset		—	25	31
Other		51	7	27
Total interest income		1,337	1,369	1,203
5.2  Finance expense

Figures in million – SA rand	Notes	2024	2023	2022
Interest charge on:
Borrowings (interest)	28	(1,946)	(1,192)	(1,046)
Borrowings (unwinding of amortised cost)	28	(688)	(359)	(216)
Lease liabilities	29	(34)	(43)	(31)
Environmental rehabilitation obligation	30.1	(966)	(758)	(611)
Occupational healthcare obligation	31	(38)	(70)	(85)
Deferred payment (related to the Rustenburg operation acquisition)	22.2	—	(85)	(266)
Deferred revenue[1]	32	(371)	(327)	(326)
Deferred consideration (related to Pandora acquisition)	22.2	—	(3)	(18)
Marikana dividend obligation	22.2	(188)	(236)	(165)
Other		(340)	(226)	(76)
Total finance expense		(4,571)	(3,299)	(2,840)
1For the year ended 31 December 2024, interest expense includes non-cash interest of R291 million (2023: R299 million, 2022: R326 million) relating to the Wheaton Stream.
Although there is no cash financing cost related to this arrangement, IFRS 15 requires the Group to recognise a notional financing charge due to the significant time delay between receiving the upfront streaming payment and satisfying the related performance obligations
Net interest paid
The table below provides a summary of the cash interest paid and received:

Figures in million – SA rand	2024	2023	2022
Interest paid[1]	(2,101)	(1,304)	(1,118)
Interest received[2]	882	998	682
Net interest paid	(1,219)	(306)	(436)
1Interest paid primarily consist of accrued interest paid on borrowed funds (see note 28) and lease liabilities
2Interest received primarily consists of interest on cash deposits